Financial instruments (Tables)	12 Months Ended
Dec. 31, 2018
Financial instruments (Tables) [Abstract]
Categories of financial instruments
Categories of financial instruments

(Dollars in thousands)	Carrying amount
Financial assets	2018	2017
Cash and cash equivalents (1)(3)	94,944	77,292
Accounts receivable and accrued revenues (1)	60,196	42,212
Total	$155,140	$119,504

Financial liabilities
Accounts payables and accrued expenses (1)	$28,634	$17,427
Derivative financial liabilities, current (2)	1,250	545
Current portion long-term debt (1)	93,815	65,053
Long-term debt (1)	873,460	721,151
Derivative financial liabilities, non-current (2)	4,486	-
Total financial liabilities	$1,001,645	$804,177

(1)	Amortized cost.
(2)	Fair value through profit or loss.
(3)	Cash and cash equivalents include $638 thousand in restricted cash in 2018 and $322 thousand in 2017, including employee withholding tax.

Derivatives - interest rate swaps
Derivatives - interest rate swaps

		Notional amount		Fair value
(Dollars in thousands)	Expires	2018	2017	2018	2017
Swap pays 3.315%, receive floating	Jun. 29, 2018	$-	19,396	-	156
Swap pays 3.565%, receive floating	Jun. 29, 2018	$-	20,417	-	187
Swap pays 2.865%, receive floating	Jun. 29, 2018	$-	35,729	-	202
Swap pays 2.987%, receive floating	Apr. 20, 2023	$46,800	-	699	-
Swap pays 3.012%, receive floating	Apr. 20, 2023	$46,800	-	743	-
Swap pays 3.019%, receive floating	Sept. 29, 2023	$35,877	-	580	-
Swap pays 3.019%, receive floating	Sept. 29, 2023	$34,963		563
Swap pays 2.8715%, receive floating	Jul. 24, 2023	$51,400	-	606	-
Swap pays 2.8785%, receive floating	Jun. 30, 2023	$45,807	-	503	-
Swap pays 2.895%, receive floating	Sept. 29, 2023	$50,115	-	653	-
Swap pays 2.897%, receive floating	Sept. 30, 2023	$45,986	-	597	-
Swap pays 3.020%, receive floating	Sept. 29, 2023	$44,301	-	793	-
Total carrying amount		$402,049	75,542	5,736	545

Interest-bearing debt
Interest-bearing debt

		Remaining	Carrying amount
(Dollars in thousands)	Interest	notional	2018	2017
Nordea Samco Credit Facility	LIBOR + 2.50%	-	-	217,921
Credit Agricole Credit Facility	LIBOR + 2.19%	62,717	62,166	68,591
Danish Ship Finance Credit Facility	LIBOR + 2.25%	41,600	41,437	43,937
Nordea/DNB Credit Facility	LIBOR + 2.25%	-	-	44,647
Nordea/DNB Credit Facility	LIBOR + 2.75%	-	-	9,884
ABN Amro Credit Facility	LIBOR + 2.60%	-	-	119,844
Nordea BW VLCC Acquisition Credit Facility	LIBOR + 2.40%	258,483	254,870	183,119
ABN Amro Credit Facility	LIBOR + 2.40%	469,639	464,826	-
Convertible Senior Notes due 2019	4.50%	32,860	32,009	98,262
Convertible Senior Notes due 2021	4.50%	125,000	111,968	-
Total carrying amount		990,299	967,275	786,204

Reconciliation of liabilities arising from financing activities
The table below details changes in liabilities arising from financing activities, including both cash and non-cash changes. Liabilities arising from financing activities are those for which cash flows were, or future cash flows will be, classified in the Company's consolidated statement of cash flows as cash flows from financing activities.

					Non-cash changes
	As of January 1	Financing cash flows (1)	Fair value changes (2)	Repurchase convertible notes	Amortization	Equity component of convertible notes	Other changes (3)	As of December 31
2018
Bank loans	687,942	129,400			6,826		(869)	823,299
Convertible Senior Notes due 2019	98,262		(74,644)	-	3,188	1,613	3,589	32,009
Convertible Senior Notes due 2021		38,945	74,644	-	1,545	(3,165)		111,968
Total (4)	786,204	168,345	-	-	11,559	(1,553)	2,720	967,275

2017
Bank loans	591,579	93,157	-		3,206			687,942
Convertible Senior Notes due 2019	109,916		-	(17,104)	4,170	2,213	(932)	98,262
Total (4)	701,495	93,157	-	(17,104)	7,375	2,213	(932)	786,204

(1)
The cash flows from bank loans make up the net amount of issuance of long-term debt and repayment of long-term debt in the statement of cash flows. In 2018 the cash flows from the transaction related to the exchange of convertible senior notes due 2019 of $38.9 million consists of $41.6 million cash received upon issue, less transaction costs of $2.7 million.

(2)	Fair value changes reflects the loss arising from the exchange of the convertible senior notes due 2019 to convertible senior notes due 2021 below market fair value.
(3)	Other changes represents the (gain)/loss on extinguishment of debt, including previously capitalized fees.
(4)	The reconciliation does not include interest rate swaps, which are described in note 8.